Commitments and contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 01, 2015
Operating lease commitments
2018		$ 8,077,319
2019		3,551,542
2020		2,541,724
2021		600,001
2022 and thereafter		1,014,391
Total		15,784,977
Capital lease commitments
2018		6,196,459
2019		5,639,398
2020		5,082,338
2021		2,541,169
2022 and thereafter		0
Total minimum lease payments		19,459,364
Less interest		(3,571,634)
Capital lease obligations		15,887,730
Less current maturities of capital lease obligations		(4,472,386)	$ (3,923,394)
Long-term capital lease obligations		11,415,344	15,015,508
Other commitments
2018		278,213,253
2019		59,268,253
2020		19,329,097
2021		24,846
2022 and thereafter		0
Total		356,835,449
Loss Contingency, Damages Sought, Value			14,100,000
Wanks Adams Slavin Associates LLP [Member]
Other commitments
Loss Contingency, Damages Sought, Value	$ 2,000,000
Gain Contingency, Unrecorded Amount	$ 8,000,000
Wanks Adams Slavin Associates LLP [Member] | Minimum [Member]
Other commitments
Gain Contingency, Unrecorded Amount						$ 10,000,000
Mechanic’s Liens [Member]
Other commitments
Loss Contingency, Damages Sought, Value			8,000,000
Domestic Tax Authority [Member] | Zhengzhou Modern City [Member]
Other commitments
Estimated amount for the contingency		0	16,200,000		$ 16,200,000
Financial Guarantee [Member]
Other commitments
Aggregate amount of guarantee		1,569,802,754	1,672,868,791
Payments to satisfy guarantee obligations		$ 788,644	$ 1,820,324	$ 555,969